Subsequent Events	12 Months Ended
Mar. 31, 2013
Subsequent Events

29. Subsequent events

On May 15, 2013, Sony entered into sale and leaseback transactions regarding certain machinery and equipment with leasing companies including its equity interest affiliate, SFIL, with proceeds of 76,566 million yen. The leasebacks were capital leases with terms that average three years. There was no gain or loss recorded in the sale and leaseback transactions.